UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments:

Putnam VT Income Fund

The fund's portfolio
9/30/16 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (91.3%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (8.7%)

Government National Mortgage Association Pass-Through Certificates
5.00%, TBA, 10/1/46			$3,000,000	$3,257,109
4.50%, TBA, 10/1/46			3,000,000	3,238,594
4.00%, 7/20/44			1,633,124	1,784,128
4.00%, TBA, 10/1/46			4,000,000	4,286,562
3.50%, with due dates from 2/20/43 to 6/20/45			4,662,781	4,988,692
3.50%, TBA, 10/1/46			1,000,000	1,062,188
3.00%, TBA, 10/1/46			4,000,000	4,190,938

				22,808,211
U.S. Government Agency Mortgage Obligations (82.6%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.50%, with due dates from 7/1/44 to 3/1/45			1,180,248	1,329,971
3.50%, with due dates from 8/1/43 to 7/1/46			1,858,640	1,976,936
3.00%, with due dates from 3/1/43 to 6/1/46			1,707,542	1,782,685

Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 11/1/46			2,000,000	2,292,500
6.00%, TBA, 10/1/46			2,000,000	2,293,750
5.50%, TBA, 11/1/46			2,000,000	2,252,835
5.50%, TBA, 10/1/46			2,000,000	2,254,085
5.00%, 3/1/38			23,197	25,972
4.50%, with due dates from 7/1/44 to 5/1/45			2,241,719	2,505,108
4.50%, TBA, 11/1/46			2,000,000	2,188,047
4.50%, TBA, 10/1/46			5,000,000	5,475,781
4.00%, TBA, 10/1/46			4,000,000	4,295,625
4.00%, with due dates from 6/1/42 to 11/1/42			27,575	30,258
3.50%, with due dates from 1/1/43 to 6/1/46			5,354,706	5,672,824
3.50%, TBA, 11/1/46			52,000,000	54,813,283
3.50%, TBA, 10/1/46			52,000,000	54,876,240
3.00%, 6/1/46			1,970,642	2,061,169
3.00%, TBA, 11/1/46			17,000,000	17,633,515
3.00%, TBA, 10/1/46			17,000,000	17,672,030
2.50%, TBA, 11/1/46			16,000,000	16,122,499
2.50%, TBA, 10/1/46			18,000,000	18,168,750

				215,723,863

Total U.S. government and agency mortgage obligations (cost $237,898,150)				$238,532,074

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Notes 2.00%, 9/30/20(SEGSF)			$132,000	$136,784

Total U.S. treasury obligations (cost $131,951)				$136,784

MORTGAGE-BACKED SECURITIES (46.4%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (16.6%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 23.683%, 4/15/37			$293,958	$496,081
IFB Ser. 2976, Class LC, 22.498%, 5/15/35			44,481	72,114
IFB Ser. 2979, Class AS, 22.351%, 3/15/34			5,005	5,272
IFB Ser. 3072, Class SM, 21.874%, 11/15/35			199,224	315,662
IFB Ser. 3065, Class DC, 18.287%, 3/15/35			365,549	553,432
IFB Ser. 2990, Class LB, 15.606%, 6/15/34			243,209	314,610
IFB Ser. 3852, Class NT, 5.476%, 5/15/41			555,014	583,367
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3, 4.675%, 1/25/25			2,190,000	2,313,561
Ser. 4132, Class IP, IO, 4.50%, 11/15/42			1,870,769	245,963
Ser. 4122, Class TI, IO, 4.50%, 10/15/42			751,342	116,909
Ser. 4018, Class DI, IO, 4.50%, 7/15/41			882,537	98,674
Ser. 3707, Class PI, IO, 4.50%, 7/15/25			550,393	48,290
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M3, 4.325%, 3/25/25			510,000	536,210
Ser. 4546, Class TI, 4.00%, 12/15/45			3,008,193	312,100
Ser. 4500, Class GI, IO, 4.00%, 8/15/45			1,777,311	184,467
Ser. 4116, Class MI, IO, 4.00%, 10/1/42			1,907,353	297,095
Ser. 4165, Class AI, IO, 3.50%, 2/15/43			2,078,018	277,478
Ser. 4122, Class AI, IO, 3.50%, 10/15/42			1,951,615	229,930
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, 3.125%, 12/25/27			598,000	610,851
Ser. 4182, Class GI, IO, 3.00%, 1/15/43			3,557,824	322,850
Ser. 4141, Class PI, IO, 3.00%, 12/15/42			1,801,369	193,521
Ser. 4158, Class TI, IO, 3.00%, 12/15/42			4,304,549	426,581
Ser. 4176, Class DI, IO, 3.00%, 12/15/42			4,080,383	414,975
Ser. 4183, Class MI, IO, 3.00%, 2/15/42			1,706,949	164,209
Ser. 4206, Class IP, IO, 3.00%, 12/15/41			1,654,576	175,014
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M1, 1.775%, 10/25/28			958,036	960,513
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M1, 1.725%, 11/25/28			968,777	971,286
FRB Ser. T-56, Class A, IO, 0.524%, 5/25/43			3,580,567	59,305
Ser. 315, PO, zero %, 9/15/43			2,620,651	2,180,559
Ser. 3835, Class FO, PO, zero %, 4/15/41			1,751,296	1,566,573
Ser. 3369, Class BO, PO, zero %, 9/15/37			7,328	6,465
Ser. 3391, PO, zero %, 4/15/37			48,079	42,682
Ser. 3300, PO, zero %, 2/15/37			72,606	65,319
Ser. 3175, Class MO, PO, zero %, 6/15/36			13,866	12,228
Ser. 3210, PO, zero %, 5/15/36			26,422	24,515
Ser. 3326, Class WF, zero %, 10/15/35			6,314	5,203
FRB Ser. T-56, Class 2, IO, zero %, 5/25/43			10,157,928	1
FRB Ser. 3117, Class AF, zero %, 2/15/36			6,885	5,315

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 36.748%, 7/25/36			180,306	366,135
IFB Ser. 06-8, Class HP, 22.641%, 3/25/36			249,060	428,889
IFB Ser. 07-53, Class SP, 22.274%, 6/25/37			167,475	266,697
IFB Ser. 05-122, Class SE, 21.262%, 11/25/35			350,491	523,491
IFB Ser. 05-75, Class GS, 18.674%, 8/25/35			176,306	250,508
IFB Ser. 05-106, Class JC, 18.495%, 12/25/35			205,724	326,246
IFB Ser. 05-83, Class QP, 16.028%, 11/25/34			52,597	69,626
IFB Ser. 11-4, Class CS, 11.849%, 5/25/40			273,316	339,845
IFB Ser. 13-101, Class SE, IO, 5.375%, 10/25/43			2,438,546	603,946
Ser. 421, Class C6, IO, 4.00%, 5/25/45			1,448,176	200,199
Ser. 15-3, Class BI, IO, 4.00%, 3/25/44			2,350,512	201,204
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42			4,443,314	714,041
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42			1,718,221	211,958
Ser. 12-62, Class EI, IO, 4.00%, 4/25/41			2,513,134	258,509
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41			1,754,461	182,429
Ser. 13-18, Class IN, IO, 3.50%, 3/25/43			1,383,225	167,558
Ser. 12-118, Class IC, IO, 3.50%, 11/25/42			2,290,987	393,934
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43			1,452,169	140,134
Ser. 12-144, Class KI, IO, 3.00%, 11/25/42			4,979,920	533,847
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42			2,351,792	183,322
Ser. 13-67, Class IP, IO, 3.00%, 2/25/42			2,567,266	199,733
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41			1,523,623	111,270
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41			1,755,229	116,723
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40			3,517,110	304,450
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M1, 2.525%, 10/25/28			2,078,603	2,107,423
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M1, 2.475%, 11/25/24			296,779	298,486
Connecticut Avenue Securities FRB Ser. 14-C03, Class 1M1, 1.725%, 7/25/24			38,112	38,243
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M1, 1.725%, 7/25/24			188,464	188,882
FRB Ser. 03-W10, Class 1, IO, 0.624%, 6/25/43			2,034,873	25,912
Ser. 07-64, Class LO, PO, zero %, 7/25/37			26,405	24,946
Ser. 372, Class 1, PO, zero %, 8/25/36			36,602	34,877

Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39			1,756,590	315,571
IFB Ser. 13-129, Class SN, IO, 5.618%, 9/20/43			800,994	131,820
Ser. 14-76, IO, 5.00%, 5/20/44			1,290,357	222,855
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44			1,887,529	293,729
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			1,047,781	184,496
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40			312,345	11,186
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40			647,710	24,146
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			693,003	124,276
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			5,466,981	966,595
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			2,871,896	497,987
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42			593,560	71,898
Ser. 12-129, IO, 4.50%, 11/16/42			1,170,447	219,646
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			1,100,481	166,476
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			1,055,745	161,475
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39			1,070,608	219,603
Ser. 11-116, Class IA, IO, 4.50%, 10/20/39			979,993	72,196
Ser. 13-34, Class PI, IO, 4.50%, 8/20/39			1,921,072	216,870
Ser. 15-94, IO, 4.00%, 7/20/45			419,662	89,763
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45			1,052,396	89,801
Ser. 15-60, Class IP, IO, 4.00%, 4/20/45			2,465,625	386,795
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45			2,341,100	487,684
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44			3,079,886	455,484
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43			1,397,659	160,032
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43			1,331,765	204,703
Ser. 13-4, Class IC, IO, 4.00%, 9/20/42			1,540,739	314,038
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42			2,180,457	310,572
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41			1,397,518	183,634
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39			1,837,201	145,603
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38			1,710,728	124,267
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46			4,331,593	389,843
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45			1,987,100	248,477
Ser. 15-77, Class DI, IO, 3.50%, 5/20/45			2,001,776	153,416
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			1,303,045	128,467
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			1,628,506	160,750
Ser. 12-136, IO, 3.50%, 11/20/42			2,141,372	387,890
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42			1,615,185	299,318
Ser. 12-71, Class AI, IO, 3.50%, 1/20/42			2,483,240	113,161
Ser. 14-46, Class JI, IO, 3.50%, 10/20/41			1,447,350	185,390
Ser. 13-18, Class GI, IO, 3.50%, 5/20/41			1,484,160	161,773
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40			2,524,363	284,975
Ser. 12-48, Class KI, IO, 3.50%, 12/16/39			1,166,727	89,593
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39			3,472,373	354,536
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29			3,350,914	359,553
Ser. 13-53, Class PI, IO, 3.00%, 4/20/41			2,429,407	158,203
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37			1,201,899	116,633
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36			1,165,602	94,339
FRB Ser. 15-H16, Class XI, IO, 2.492%, 7/20/65			2,077,176	274,187
Ser. 16-H11, Class HI, IO, 2.081%, 1/20/66			3,823,245	438,297
Ser. 15-H25, Class CI, IO, 1.975%, 10/20/65			2,954,734	385,593
Ser. 15-H15, Class JI, IO, 1.921%, 6/20/65			2,211,229	254,070
Ser. 16-H04, Class KI, IO, 1.884%, 2/20/66			3,877,221	410,543
Ser. 16-H02, Class HI, IO, 1.847%, 1/20/66			9,090,452	1,034,493
Ser. 15-H12, Class AI, IO, 1.833%, 5/20/65			3,589,928	371,281
Ser. 15-H20, Class AI, IO, 1.818%, 8/20/65			1,934,861	206,450
Ser. 15-H10, Class CI, IO, 1.788%, 4/20/65			2,150,625	228,925
Ser. 15-H12, Class GI, IO, 1.782%, 5/20/65			4,315,379	450,957
Ser. 15-H09, Class BI, IO, 1.68%, 3/20/65			2,827,824	267,512
Ser. 15-H12, Class EI, IO, 1.675%, 4/20/65			4,719,171	457,760
Ser. 16-H14, IO, 1.65%, 6/20/66			5,448,944	513,835
Ser. 15-H01, Class CI, IO, 1.62%, 12/20/64			3,314,760	236,674
Ser. 15-H17, Class CI, IO, 1.606%, 6/20/65			3,422,830	239,256
Ser. 15-H22, Class EI, IO, 1.602%, 8/20/65			1,743,327	129,878
Ser. 15-H25, Class AI, IO, 1.594%, 9/20/65			3,932,604	371,238
Ser. 15-H28, Class DI, IO, 1.532%, 8/20/65			3,875,908	322,088
Ser. 14-H07, Class BI, IO, 1.438%, 5/20/64			7,261,116	609,789
Ser. 10-H19, Class GI, IO, 1.385%, 8/20/60			5,013,287	335,389
Ser. 10-151, Class KO, PO, zero %, 6/16/37			175,954	154,228
Ser. 06-36, Class OD, PO, zero %, 7/16/36			4,826	4,227

				43,258,831
Commercial mortgage-backed securities (20.9%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695%, 7/10/46			937,363	923,915
FRB Ser. 07-1, Class XW, IO, 0.483%, 1/15/49			2,775,372	6,987

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.497%, 2/10/51			8,299,553	23,345

Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class B, 5.527%, 11/10/42			319,000	316,799

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.555%, 11/10/41			682,218	8,642
FRB Ser. 04-4, Class XC, IO, 0.044%, 7/10/42			258,782	123
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42			15,207,533	1,521

Bear Stearns Commercial Mortgage Securities Trust
Ser. 06-PW13, Class AJ, 5.611%, 9/11/41			190,874	190,778
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45			524,000	484,700
FRB Ser. 06-PW11, Class AJ, 5.565%, 3/11/39			449,000	448,719
Ser. 05-PWR9, Class C, 5.055%, 9/11/42			372,000	373,153
FRB Ser. 04-PR3I, Class X1, IO, 0.328%, 2/11/41			166,577	883

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.565%, 3/11/39			1,937,000	1,849,060
FRB Ser. 06-PW14, Class X1, IO, 0.791%, 12/11/38			4,285,772	58,887

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO, 1.669%, 7/15/29			575,714	15,135

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.588%, 12/11/49			9,350,361	7,293

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.885%, 12/15/47			241,000	263,372
FRB Ser. 11-C2, Class E, 5.885%, 12/15/47			597,000	607,427

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class XA, IO, 1.626%, 11/10/46			6,641,935	363,580
FRB Ser. 14-GC19, Class XA, IO, 1.424%, 3/10/47			8,620,541	551,801

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 13-GC17, Class D, 5.26%, 11/10/46(F)			1,245,000	1,104,609
FRB Ser. 14-GC21, Class D, 4.996%, 5/10/47			609,000	508,820

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.954%, 5/15/46			101,000	99,547

COMM Mortgage Pass-Through Certificates FRB Ser. 12-CR3, Class XA, IO, 2.077%, 10/15/45			3,516,410	287,236

COMM Mortgage Trust
Ser. 06-C8, Class AJ, 5.377%, 12/10/46			1,087,000	1,043,194
FRB Ser. 14-UBS6, Class C, 4.614%, 12/10/47			286,000	278,812
FRB Ser. 12-CR1, Class XA, IO, 2.206%, 5/15/45			3,876,448	300,110
FRB Ser. 14-CR16, Class XA, IO, 1.391%, 4/10/47			3,608,287	209,155
FRB Ser. 14-UBS6, Class XA, IO, 1.207%, 12/10/47			9,925,290	581,008

COMM Mortgage Trust 144A
FRB Ser. 13-CR11, Class D, 5.337%, 10/10/46			785,000	755,563
Ser. 13-LC13, Class E, 3.719%, 8/10/46			542,000	427,616
Ser. 14-CR18, Class E, 3.60%, 7/15/47			775,000	476,603
FRB Ser. 12-LC4, Class XA, IO, 2.48%, 12/10/44			9,929,670	842,524
FRB Ser. 06-C8, Class XS, IO, 0.69%, 12/10/46			8,694,575	4,000

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.213%, 1/15/49			32,667,092	2,940

Credit Suisse First Boston Mortgage Securities Corp. 144A Ser. 98-C1, Class F, 6.00%, 5/17/40			117,177	121,864

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.943%, 4/15/50			929,000	790,811

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636%, 12/18/49			28,353	28,353

DBUBS Mortgage Trust 144A
FRB Ser. 11-LC2A, Class D, 5.727%, 7/10/44			342,000	355,805
FRB Ser. 11-LC3A, Class D, 5.51%, 8/10/44			401,000	418,724

First Union National Bank-Bank of America, NA Commercial Mortgage Trust 144A FRB Ser. 01-C1, Class 3, IO, 2.20%, 3/15/33			162,591	2

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.109%, 7/10/45			1,401,431	—

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.487%, 3/10/44			340,678	335,227

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.387%, 12/10/49			42,173,200	69,784

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.784%, 5/10/43			2,654,778	5,800

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO, 1.748%, 2/10/46			7,394,927	558,021

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.557%, 2/10/46			853,000	791,755
FRB Ser. 13-GC10, Class E, 4.557%, 2/10/46			414,000	311,369

GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.11%, 1/10/47(F)			719,000	755,737
FRB Ser. 13-GC12, Class XA, IO, 1.836%, 6/10/46			4,892,054	340,896
FRB Ser. 14-GC18, Class XA, IO, 1.308%, 1/10/47			3,659,424	209,875
FRB Ser. 14-GC22, Class XA, IO, 1.209%, 6/10/47			17,940,948	1,015,942
FRB Ser. 14-GC24, Class XA, IO, 1.001%, 9/10/47			6,798,089	325,853

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.847%, 1/10/45			139,000	139,488
FRB Ser. 14-GC18, Class D, 5.11%, 1/10/47			460,000	390,585
FRB Ser. 13-GC14, Class D, 4.927%, 8/10/46			1,200,000	1,101,446
FRB Ser. 13-GC12, Class D, 4.615%, 6/10/46			269,000	240,018
FRB Ser. 13-GC13, Class D, 4.201%, 7/10/46			329,000	294,330
FRB Ser. 06-GG6, Class XC, IO, zero %, 4/10/38			1,138,947	11

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C17, Class XA, IO, 1.187%, 1/15/47			7,745,143	376,491
FRB Ser. 14-C25, Class XA, IO, 1.149%, 11/15/47			3,978,281	224,773

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.715%, 8/15/46			399,000	333,325
FRB Ser. C14, Class D, 4.715%, 8/15/46			828,000	792,571
Ser. 14-C25, Class E, 3.332%, 11/15/47			517,000	300,105

JPMorgan Chase Commercial Mortgage Securities Corp. FRB Ser. 12-LC9, Class XA, IO, 1.975%, 12/15/47			8,673,811	576,635

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.563%, 12/15/47			374,000	376,244

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.285%, 2/12/51			943,000	942,057
Ser. 08-C2, Class ASB, 6.125%, 2/12/51			104,210	105,387
FRB Ser. 06-LDP6, Class B, 5.844%, 4/15/43			60,772	60,772
Ser. 06-LDP8, Class B, 5.52s, 5/15/45			323,000	326,191
Ser. 06-LDP8, Class AJ, 5.48%, 5/15/45			34,773	34,773
FRB Ser. 13-LC11, Class XA, IO, 1.669%, 4/15/46			6,088,042	400,715
FRB Ser. 13-C16, Class XA, IO, 1.293%, 12/15/46			6,773,939	343,612
FRB Ser. 06-LDP8, Class X, IO, 0.676%, 5/15/45			2,881,726	25
FRB Ser. 07-LDPX, Class X, IO, 0.443%, 1/15/49			12,615,840	52,753

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.385%, 2/12/51			357,000	286,243
FRB Ser. 07-CB20, Class C, 6.385%, 2/12/51			369,000	324,720
FRB Ser. 10-C1, Class D, 6.34%, 6/15/43			731,000	647,610
FRB Ser. 11-C3, Class E, 5.801%, 2/15/46			978,000	1,012,132
FRB Ser. 11-C3, Class F, 5.801%, 2/15/46			635,000	655,447
FRB Ser. 12-C6, Class E, 5.364%, 5/15/45			394,000	379,501
FRB Ser. 12-C8, Class D, 4.815%, 10/15/45			660,000	647,328
FRB Ser. 13-C13, Class D, 4.189%, 1/15/46			239,000	223,096
Ser. 13-C10, Class E, 3.50%, 12/15/47			743,000	544,099
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46			498,000	371,458
FRB Ser. 05-CB12, Class X1, IO, 0.477%, 9/12/37			1,544,602	5,842
FRB Ser. 06-LDP6, Class X1, IO, 0.023%, 4/15/43			1,410,551	1

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41%, 6/15/31			135,175	137,420
Ser. 98-C4, Class H, 5.60%, 10/15/35			103,415	104,197

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class C, 5.482%, 9/15/39			571,000	292,204
FRB Ser. 06-C6, Class B, 5.472%, 9/15/39			687,000	687,641
Ser. 06-C1, Class AJ, 5.276%, 2/15/41			421,504	418,743
FRB Ser. 07-C2, Class XW, IO, 0.649%, 2/15/40			2,096,679	3,821

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class G, 5.077%, 1/15/36			1,600,000	61,167
FRB Ser. 07-C2, Class XCL, IO, 0.649%, 2/15/40			45,427,592	82,778
FRB Ser. 05-C7, Class XCL, IO, 0.466%, 11/15/40			2,161,879	17,290
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40			948,888	56

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.40%, 4/20/48			435,000	383,653

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.472%, 2/12/51			207,000	213,127
Ser. 06-C2, Class AJ, 5.802%, 8/12/43			76,988	77,181

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.574%, 8/12/39			620,426	336
FRB Ser. 05-MCP1, Class XC, IO, 0.019%, 6/12/43			974,478	7

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 9.321%, 1/15/37			47,853	1,799
FRB Ser. 05-C3, Class X, IO, 7.156%, 5/15/44			35,144	401
FRB Ser. 06-C4, Class X, IO, 5.716%, 7/15/45			494,871	7,572

ML-CFC Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485%, 7/12/46			230,623	227,694

ML-CFC Commercial Mortgage Trust 144A
Ser. 06-4, Class AJFX, 5.147%, 12/12/49			319,000	318,649
FRB Ser. 06-4, Class XC, IO, 0.836%, 12/12/49			13,136,992	45,979

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C7, Class XA, IO, 1.696%, 2/15/46			9,176,346	601,968
FRB Ser. 14-C17, Class XA, IO, 1.416%, 8/15/47			5,026,074	302,670
FRB Ser. 13-C12, Class XA, IO, 1.099%, 10/15/46			9,845,046	361,793

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.854%, 8/15/47			378,000	314,525
FRB Ser. 12-C6, Class F, 4.812%, 11/15/45			508,000	436,931
FRB Ser. 13-C11, Class D, 4.56%, 8/15/46			562,000	475,396
FRB Ser. 13-C10, Class D, 4.219%, 7/15/46			420,000	390,085
FRB Ser. 13-C10, Class E, 4.219%, 7/15/46			893,000	727,974
Ser. 14-C17, Class E, 3.50%, 8/15/47			474,000	280,335
Ser. 15-C24, Class D, 3.257%, 5/15/48			575,000	380,316
FRB Ser. 13-C13, Class XB, IO, 0.152%, 11/15/46			55,988,000	506,971

Morgan Stanley Capital I Trust
Ser. 07-IQ14, Class A2, 5.61%, 4/15/49			125,626	125,518
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44			386,000	382,487

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 6.477%, 1/11/43			320,000	319,872
FRB Ser. 11-C3, Class E, 5.324%, 7/15/49			82,000	84,831

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38			943,964	70,797

UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class XA, IO, 2.274%, 5/10/45			3,253,104	307,051

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class E, 5.043%, 5/10/63			816,000	760,300
Ser. 12-C2, Class F, 5.00%, 5/10/63			629,000	529,995
FRB Ser. 12-C2, Class XA, IO, 1.794%, 5/10/63			6,384,425	340,716

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.315%, 6/15/45			539,000	404,897
Ser. 07-C30, Class AJ, 5.413%, 12/15/43(F)			353,000	351,157
FRB Ser. 06-C29, IO, 0.485%, 11/15/48			13,645,034	409
FRB Ser. 07-C34, IO, 0.449%, 5/15/46			7,016,823	14,034

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 06-C26, Class XC, IO, 0.084%, 6/15/45			4,466,572	893

Wells Fargo Commercial Mortgage Trust FRB Ser. 14-LC16, Class XA, IO, 1.608%, 8/15/50			7,896,239	532,128

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.777s, 10/15/45			442,000	382,993
Ser. 14-LC18, Class D, 3.957%, 12/15/47			628,000	490,693

WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C17, Class C, 5.295%, 12/15/46			600,000	656,970
FRB Ser. 13-C17, Class XA, IO, 1.70%, 12/15/46			11,297,325	691,396
FRB Ser. 14-C22, Class XA, IO, 1.088%, 9/15/57			9,709,977	497,539
FRB Ser. 13-C14, Class XA, IO, 1.002%, 6/15/46			19,110,758	769,590

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.788%, 2/15/44			81,000	85,010
Ser. 11-C4, Class E, 5.265s, 6/15/44			368,000	374,330
FRB Ser. 14-C19, Class E, 5.136%, 3/15/47			1,105,000	783,668
Ser. 11-C4, Class F, 5.00%, 6/15/44			311,000	283,974
FRB Ser. 12-C7, Class D, 4.991%, 6/15/45			231,000	220,256
FRB Ser. 13-UBS1, Class D, 4.782%, 3/15/46			492,000	471,188
FRB Ser. 13-C15, Class D, 4.629%, 8/15/46			248,000	226,759
Ser. 12-C7, Class F, 4.50%, 6/15/45			645,000	553,539
Ser. 14-C19, Class D, 4.234%, 3/15/47			691,000	564,111
Ser. 13-C12, Class E, 3.50%, 3/15/48			662,000	516,823
FRB Ser. 12-C9, Class XA, IO, 2.282%, 11/15/45			6,100,461	518,966
FRB Ser. 11-C5, Class XA, IO, 1.992%, 11/15/44			2,705,096	198,040
FRB Ser. 12-C10, Class XA, IO, 1.862%, 12/15/45			11,806,043	868,571
FRB Ser. 13-C11, Class XA, IO, 1.585%, 3/15/45			8,027,468	434,074
FRB Ser. 13-C12, Class XA, IO, 1.528%, 3/15/48			3,696,902	218,373
FRB Ser. 12-C9, Class XB, IO, 0.866%, 11/15/45			8,807,000	339,096

				54,595,182
Residential mortgage-backed securities (non-agency) (8.9%)

BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A2, 1.559%, 1/26/46			1,300,000	1,132,040

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, 6.875%, 9/25/28			2,085,080	2,339,956
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, 5.175%, 10/25/28			1,660,000	1,743,887
Structured Agency Credit Risk Debt FRN Ser. 13-DN2, Class M2, 4.775%, 11/25/23			320,000	338,560
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, 4.374%, 3/25/29			250,000	250,000
Structured Agency Credit Risk Debt FRN Ser. 16-DNA4, Class M3, 4.324%, 3/25/29			710,000	713,819
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M3, 4.125%, 4/25/24			310,000	319,118

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, 7.475%, 8/25/28			1,200,000	1,361,958
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, 6.525%, 9/25/28			1,439,000	1,582,181
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 6.425%, 10/25/28			1,920,000	2,098,644
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, 5.825%, 10/25/28			2,192,000	2,361,327
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, 5.425%, 11/25/24			480,000	519,581
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, 4.975%, 1/25/29			2,117,000	2,190,621

FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)			77,731	8

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598%, 8/26/47			180,000	134,100

Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates FRB Ser. 05-3, Class M3, 1.025%, 7/25/35			350,000	275,800

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR11, Class A1C3, 1.035%, 8/25/45			609,751	530,484
FRB Ser. 05-AR19, Class A1C3, 1.025%, 12/25/45			911,916	799,203
FRB Ser. 05-AR13, Class A1C4, 0.955%, 10/25/45			3,444,556	2,927,873
FRB Ser. 05-AR17, Class A1B2, 0.935%, 12/25/45			1,708,223	1,435,591

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 05-AR16, Class 6A4, 3.07%, 10/25/35			244,533	235,932

				23,290,683

Total mortgage-backed securities (cost $124,140,785)				$121,144,696

CORPORATE BONDS AND NOTES (25.6%)(a)
			Principal amount	Value

Basic materials (1.2%)

Agrium, Inc. sr. unsec. notes 3.375%, 3/15/25 (Canada)			$45,000	$46,364

Agrium, Inc. sr. unsec. unsub. notes 5.25%, 1/15/45 (Canada)			46,000	51,158

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)			184,000	210,934

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)			50,000	54,813

CF Industries, Inc. company guaranty sr. unsec. notes 5.375%, 3/15/44			101,000	99,694

CF Industries, Inc. company guaranty sr. unsec. notes 5.15%, 3/15/34			75,000	75,806

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7.125%, 5/1/20			51,000	58,717

Cytec Industries, Inc. sr. unsec. unsub. notes 3.50%, 4/1/23			50,000	49,751

Eastman Chemical Co. sr. unsec. unsub. notes 6.30%, 11/15/18			100,000	109,535

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6.75%, 2/1/22			36,000	36,990

Georgia-Pacific, LLC sr. unsec. unsub. notes 7.75%, 11/15/29			70,000	100,173

Georgia-Pacific, LLC 144A company guaranty sr. unsec. notes 5.40%, 11/1/20			110,000	124,390

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)			13,000	12,890

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24			221,000	225,199

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25			148,000	144,698

INVISTA Finance, LLC 144A company guaranty sr. notes 4.25%, 10/15/19			109,000	108,464

LyondellBasell Industries NV sr. unsec. unsub. notes 4.625%, 2/26/55			145,000	143,639

NOVA Chemicals Corp. 144A sr. unsec. notes 5.00%, 5/1/25 (Canada)			20,000	20,250

Union Carbide Corp. sr. unsec. unsub. bonds 7.75%, 10/1/96			82,000	106,646

Westlake Chemical Corp. 144A company guaranty sr. unsec. unsub. bonds 3.60%, 8/15/26			765,000	763,302

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30			230,000	313,618

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31			39,000	52,583

WestRock RKT Co. company guaranty sr. unsec. unsub. notes 4.45%, 3/1/19			33,000	34,949

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)			244,000	330,340

				3,274,903
Capital goods (0.4%)

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4.50%, 1/15/23			110,000	114,125

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			308,000	421,020

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4.375%, 3/15/35			61,000	69,124

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3.50%, 3/15/25			65,000	69,996

Northrop Grumman Systems Corp. company guaranty sr. unsec. unsub. notes 7.875%, 3/1/26			55,000	76,387

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 3.80%, 5/15/18			110,000	114,283

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22			150,000	159,057

				1,023,992
Communication services (2.6%)

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)			235,000	251,368

American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)			25,000	25,340

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46			235,000	245,917

AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25			235,000	241,441

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23			79,000	84,498

Charter Communications Operating, LLC/Charter Communications Operating Capital 144A sr. sub. bonds 6.484%, 10/23/45			312,000	377,308

Charter Communications Operating, LLC/Charter Communications Operating Capital 144A sr. sub. notes 4.908%, 7/23/25			83,000	91,554

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35			180,000	249,025

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)			50,000	56,617

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)			43,000	47,945

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20			583,000	637,188

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 6.40%, 4/30/40			218,000	305,108

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)			95,000	102,494

SBA Tower Trust 144A sr. notes 2.933%, 12/15/17			175,000	175,628

TCI Communications, Inc. sr. unsec. unsub. notes 7.875%, 2/15/26			534,000	758,909

Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)			250,000	255,593

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57%, 4/27/23 (Spain)			150,000	166,821

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045%, 6/20/36 (Spain)			75,000	98,321

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 5.462%, 2/16/21 (Spain)			220,000	249,822

Verizon Communications, Inc. sr. unsec. unsub. notes 6.40%, 9/15/33			11,000	14,252

Verizon Communications, Inc. sr. unsec. unsub. notes 5.90%, 2/15/54 (units)			53,400	1,501,608

Verizon Communications, Inc. sr. unsec. unsub. notes 5.05%, 3/15/34			227,000	255,004

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48			541,000	572,016

Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34			85,000	89,942

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8.00%, 6/1/22			40,000	49,400

				6,903,119
Conglomerates (0.1%)

General Electric Co. jr. unsec. sub. FRB Ser. D, 5.00%, perpetual maturity			207,000	220,196

				220,196
Consumer cyclicals (3.1%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85%, 3/1/39			194,000	278,670

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24			221,000	283,358

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45			227,000	334,524

Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25			30,000	31,795

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20			199,000	218,949

CBS Corp. company guaranty sr. unsec. debs. 7.875%, 7/30/30			370,000	525,316

D.R. Horton, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 8/15/23			120,000	137,400

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23			135,000	139,376

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95%, 8/15/20			270,000	304,452

Expedia, Inc. 144A company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26			50,000	52,410

Ford Motor Co. sr. unsec. unsub. bonds 7.70%, 5/15/97			48,000	59,288

Ford Motor Co. sr. unsec. unsub. notes 7.40%, 11/1/46			485,000	700,339

General Motors Co. sr. unsec. notes 6.25%, 10/2/43			90,000	106,222

General Motors Co. sr. unsec. unsub. notes 6.75%, 4/1/46			160,000	200,588

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3.20%, 7/6/21			487,000	492,981

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3.00%, 9/25/17			43,000	43,549

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25			37,000	38,120

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45%, 4/10/22			597,000	605,541

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)			280,000	319,490

Hilton Domestic Operating Co., Inc. 144A sr. unsec. sub. notes 4.25%, 9/1/24			50,000	51,000

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15%, 2/1/23			325,000	440,374

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)			78,000	89,957

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)			37,000	40,928

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23			102,000	105,171

L Brands, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/21			280,000	323,050

L Brands, Inc. company guaranty sr. unsec. sub. notes 5.625%, 2/15/22			125,000	139,688

Lear Corp. company guaranty sr. unsec. unsub. notes 5.375%, 3/15/24			85,000	91,269

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65%, 7/15/24			57,000	67,730

NVR, Inc. sr. unsec. notes 3.95%, 9/15/22			90,000	96,013

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85%, 6/15/23			103,000	111,147

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26			95,000	100,709

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26			130,000	137,395

Owens Corning company guaranty sr. unsec. sub. notes 9.00%, 6/15/19			114,000	133,152

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25			56,000	58,731

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24			199,000	202,083

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26			145,000	162,028

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 9/15/21			40,000	41,600

Tiffany & Co. sr. unsec. unsub. notes 4.90%, 10/1/44			100,000	101,353

Time Warner, Inc. company guaranty sr. unsec. bonds 7.70%, 5/1/32			294,000	418,034

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26			205,000	207,438

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25			40,000	43,416

				8,034,634
Consumer staples (1.8%)

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/31/24			120,000	133,946

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46			330,000	392,628

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26			65,000	69,810

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.20%, 1/15/39			275,000	443,917

Bacardi, Ltd. 144A unsec. notes 4.50%, 1/15/21 (Bermuda)			345,000	376,027

ConAgra Foods, Inc. sr. unsec. notes 7.00%, 4/15/19			20,000	22,360

Constellation Brands, Inc. company guaranty sr. unsec. notes 3.875%, 11/15/19			20,000	21,050

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22			80,000	90,734

CVS Health Corp. sr. unsec. unsub. notes 5.125%, 7/20/45			75,000	91,773

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28			28,326	32,652

CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32			674,977	861,974

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36			125,048	138,571

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45			40,000	42,619

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37			96,000	130,929

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42			261,000	315,754

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24			145,000	156,009

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. unsub. notes 4.875%, 6/27/44 (Mexico)			200,000	202,793

Kraft Foods Group, Inc. company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39			30,000	41,641

Kraft Foods Group, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40			211,000	283,270

Kraft Heinz Foods Co. company guaranty sr. unsec. bonds 4.375%, 6/1/46			45,000	47,611

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26			190,000	206,931

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.95%, 1/15/42			200,000	233,611

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4.875%, 8/15/34			17,000	18,816

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15%, 8/15/44			23,000	27,089

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26			20,000	20,762

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21			205,000	216,626

				4,619,903
Energy (1.2%)

Anadarko Petroleum Corp. sr. unsec. notes 7.20%, 3/15/29			91,000	105,718

Anadarko Petroleum Corp. sr. unsec. notes 6.45%, 9/15/36			161,000	188,096

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)			304,000	310,643

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.70%, 4/1/19			100,000	97,500

Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22			233,000	231,334

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4.00%, 8/1/24			100,000	98,301

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			100,000	118,590

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7.875%, 9/15/31			194,000	240,650

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85%, 1/15/40			105,000	133,443

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05%, 3/1/41			215,000	127,656

Pride International, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 8/15/40			130,000	97,500

Sabine Pass Liquefaction, LLC 144A sr. bonds 5.00%, 3/15/27			310,000	317,750

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)			151,000	180,647

Williams Partners LP sr. unsec. notes 5.25%, 3/15/20			205,000	221,929

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24			214,000	218,815

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24			471,000	476,045

				3,164,617
Financials (10.5%)

Aflac, Inc. sr. unsec. notes 6.45%, 8/15/40			167,000	226,376

Aflac, Inc. sr. unsec. unsub. notes 6.90%, 12/17/39			290,000	409,703

Air Lease Corp. sr. unsec. notes 3.75%, 2/1/22			105,000	110,048

Air Lease Corp. sr. unsec. unsub. notes 3.375%, 6/1/21			140,000	145,228

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			150,000	156,938

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%, perpetual maturity			265,000	259,124

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			706,000	944,805

Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42			580,000	581,288

Assurant, Inc. sr. unsec. notes 6.75%, 2/15/34			90,000	113,088

Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)			200,000	219,787

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual maturity (France)			140,000	145,715

AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)			279,000	303,993

Banco del Estado de Chile 144A sr. unsec. notes 2.00%, 11/9/17 (Chile)			150,000	150,589

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			245,000	255,106

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			140,000	151,638

Bank of America Corp. unsec. sub. FRN 1.61%, 9/15/26			100,000	89,391

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37			300,000	365,381

Barclays Bank PLC unsec. sub. notes 7.625%, 11/21/22 (United Kingdom)			212,000	235,320

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB 5.919%, perpetual maturity (Spain)			5,000	4,988

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43			386,000	434,160

BGC Partners, Inc. 144A sr. unsec. notes 5.125%, 5/27/21			45,000	47,115

BNP Paribas SA 144A jr. unsec. sub. FRN 7.195%, perpetual maturity (France)			100,000	112,500

BPCE SA 144A unsec. sub. notes 5.70%, 10/22/23 (France)			200,000	217,674

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22			210,000	220,697

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25			225,000	234,741

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			22,000	23,580

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26			163,000	169,921

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			100,000	106,000

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.90%, perpetual maturity			56,000	57,960

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%, perpetual maturity			244,000	248,904

Citigroup, Inc. jr. unsec. sub. FRN 5.875%, perpetual maturity			33,000	33,330

Citigroup, Inc. jr. unsec. sub. FRN Ser. Q, 5.95%, perpetual maturity			915,000	931,626

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			70,000	69,475

Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)			400,000	460,200

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands company guaranty unsec. sub. notes 4.625%, 12/1/23 (Netherlands)			250,000	269,849

Cooperatieve Rabobank UA 144A jr. unsec. sub. FRN 11.00%, perpetual maturity (Netherlands)			175,000	211,969

Credit Agricole SA 144A unsec. sub. notes 4.375%, 3/17/25 (France)			200,000	205,235

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)			225,000	213,750

DDR Corp. sr. unsec. unsub. notes 7.875%, 9/1/20(R)			70,000	84,070

Duke Realty LP company guaranty sr. unsec. unsub. notes 3.875%, 2/15/21(R)			173,000	184,610

EPR Properties company guaranty sr. unsec. sub. notes 5.25%, 7/15/23(R)			196,000	211,294

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24			25,000	25,563

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity			158,000	153,063

Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23			235,000	253,759

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. bonds 4.418%, 11/15/35 (Ireland)			445,000	499,452

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37			437,000	556,652

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8.125%, 6/15/38			210,000	229,425

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6.625%, 3/30/40			168,000	216,336

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)			105,000	108,460

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)			161,000	164,240

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176%, perpetual maturity (Jersey)			121,000	183,414

HSBC Holdings PLC jr. unsec. sub. FRB 6.875%, perpetual maturity (United Kingdom)			315,000	327,600

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)			520,000	581,601

International Lease Finance Corp. sr. unsec. unsub. notes 6.25%, 5/15/19			241,000	260,883

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity			258,000	261,548

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.90%, perpetual maturity			156,000	160,290

JPMorgan Chase & Co. sr. unsec. notes Ser. MTN, 2.295%, 8/15/21			335,000	335,729

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20			45,000	52,323

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN 7.00%, 3/15/37			220,000	188,100

Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697%, 10/15/97			300,000	390,337

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)			925,000	1,030,566

Lloyds Banking Group PLC 144A unsec. sub. notes 5.30%, 12/1/45 (United Kingdom)			309,000	328,898

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39			705,000	1,109,432

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37			920,000	1,154,230

MetLife, Inc. jr. unsec. sub. notes 6.40%, 12/15/36			85,000	94,084

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)			170,000	183,500

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)			200,000	216,927

Nationwide Mutual Insurance Co. 144A unsec. sub. notes 8.25%, 12/1/31			205,000	294,968

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5.875%, 3/15/22			73,000	76,194

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45			75,000	64,031

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33			515,000	600,961

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25			100,000	100,655

Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22			42,000	45,953

Progressive Corp. (The) jr. unsec. sub. FRN 6.70%, 6/15/37			546,000	525,525

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43			149,000	160,175

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44			212,000	218,360

Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40			142,000	183,487

Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23(R)			110,000	121,214

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)			140,000	152,594

Royal Bank of Scotland Group PLC unsec. sub. bonds 5.125%, 5/28/24 (United Kingdom)			332,000	332,352

Santander Issuances SAU company guaranty unsec. sub. notes 5.179%, 11/19/25 (Spain)			200,000	204,401

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)			50,000	51,973

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)			40,000	40,616

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18(R)			40,000	40,237

SL Green Realty Corp company guaranty sr. unsec. unsub. notes 5.00%, 8/15/18(R)			163,000	170,214

Standard Chartered Bank 144A unsec. sub. notes 8.00%, 5/30/31 (United Kingdom)			100,000	131,924

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB 1.85%, 6/15/37			1,017,000	875,455

Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)			410,000	441,071

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39			231,000	314,048

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8.125%, 9/15/17), 3/15/46(STP)			200,000	202,000

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)			180,000	180,496

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7.75%, 4/15/26			236,000	322,488

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual maturity (Switzerland)			247,000	240,362

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Jersey)			287,000	301,983

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)			330,000	341,550

VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4.875%, 6/1/26(R)			20,000	21,150

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity			115,000	124,775

Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38			860,000	1,178,584

Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21			145,000	163,296

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)			249,000	260,777

ZFS Finance USA Trust V 144A jr. unsec. sub. FRB 6.50%, 5/9/37			218,000	220,453

				27,387,900
Health care (0.8%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25			60,000	62,716

Actavis Funding SCS company guaranty sr. unsec. notes 4.75%, 3/15/45 (Luxembourg)			75,000	82,007

Actavis Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)			37,000	38,844

Aetna, Inc. sr. unsec. notes 6.75%, 12/15/37			159,000	220,330

Anthem, Inc. sr. unsec. unsub. notes 4.625%, 5/15/42			172,000	185,504

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/31/19			90,000	97,650

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5.75%, 2/15/21			184,000	206,080

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			169,000	179,563

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24			95,000	100,225

Omega Healthcare Investors, Inc. company guaranty sr. unsec. bonds 5.25%, 1/15/26(R)			15,000	16,050

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)			95,000	95,950

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			125,000	131,400

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4.75%, 1/30/20			85,000	92,799

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)			85,000	85,592

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)			264,000	265,221

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.625%, 11/15/41			165,000	191,010

				2,050,941
Technology (0.9%)

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45			199,000	219,577

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company gauranty sr. unsec. notes 7.125%, 6/15/24			369,000	405,844

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46			82,000	98,183

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			248,000	265,721

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/22			258,000	267,222

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18			105,000	114,314

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26			345,000	345,292

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26			585,000	585,106

				2,301,259
Transportation (0.3%)

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.90%, 1/2/18			31,488	32,099

Norfolk Southern Corp. sr. unsec. unsub. bonds 6.00%, 5/23/11			185,000	226,749

Southwest Airlines Co. 2007-1 Pass Through Trust pass-through certificates Ser. 07-1, 6.15%, 8/1/22			213,267	240,992

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636%, 7/2/22			152,283	161,801

				661,641
Utilities and power (2.7%)

Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35			134,000	162,792

Beaver Valley II Funding Corp. sr. bonds 9.00%, 6/1/17			4,000	4,208

Berkshire Hathaway Energy Co. sr. unsec. bonds 6.50%, 9/15/37			163,000	224,149

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36			129,000	171,343

Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33			172,000	221,532

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42			191,000	208,909

EDP Finance BV 144A sr. unsec. unsub. notes 6.00%, 2/2/18 (Netherlands)			100,000	104,536

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32			358,000	448,549

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5.625%, perpetual maturity (France)			114,000	111,863

Emera US Finance LP 144A company guaranty sr. unsec. notes 3.55%, 6/15/26			100,000	103,640

Enel Finance International SA 144A company guaranty sr. unsec. unsub. notes 5.125%, 10/7/19 (Netherlands)			180,000	197,483

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			20,000	20,750

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45			175,000	182,776

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42			150,000	158,951

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22			128,000	138,770

FirstEnergy Corp. sr. unsec. unsub. notes 4.25%, 3/15/23			58,000	61,504

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44			245,000	274,062

Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36 (Spain)			157,000	208,499

ITC Holdings Corp. 144A sr. unsec. notes 6.05%, 1/31/18			140,000	147,510

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44			86,000	86,216

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.05%, 12/1/19			85,000	86,858

Oncor Electric Delivery Co., LLC sr. notes 7.00%, 9/1/22			161,000	203,989

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22			145,000	160,304

Pacific Gas & Electric Co. sr. unsec. notes 6.35%, 2/15/38			136,000	187,244

Pacific Gas & Electric Co. sr. unsec. unsub. notes 5.8s, 3/1/37			139,000	182,611

PacifiCorp sr. mtge. bonds 6.25%, 10/15/37			180,000	249,525

Potomac Edison Co. (The) 144A sr. bonds 5.80%, 10/15/16			450,000	450,455

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23			10,000	10,562

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974%, 6/1/67			610,000	524,600

Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21			337,000	349,212

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9 1/2s, 4/1/19			396,000	455,690

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35%, 5/15/67 (Canada)			554,000	440,707

WEC Energy Group jr. unsec. sub. FRN 6.25%, 5/15/67			754,000	651,268

				7,191,067

Total corporate bonds and notes (cost $61,079,411)				$66,834,172

MUNICIPAL BONDS AND NOTES (0.5%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7.50%, 4/1/34			$350,000	$530,681

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718%, 1/1/49			285,000	442,220

OH State U. Rev. Bonds (Build America Bonds), 4.91%, 6/1/40			255,000	323,207

Total municipal bonds and notes (cost $892,189)				$1,296,108

ASSET-BACKED SECURITIES (0.4%)(a)
			Principal amount	Value

Station Place Securitization Trust FRB Ser. 16-1, Class A, 1.525%, 2/25/17 (acquired 2/4/16, cost $1,108,000)(RES)			$1,108,000	$1,108,000

Total asset-backed securities (cost $1,108,000)				$1,108,000

PURCHASED SWAP OPTIONS OUTSTANDING (0.2%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Credit Suisse International

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		$5,283,600	$8,031

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		5,283,600	1,479

Goldman Sachs International

1.515/3 month USD-LIBOR-BBA/Nov-26	Nov-16/1.515		25,512,600	277,577

(1.9975)/3 month USD-LIBOR-BBA/Dec-46	Dec-16/1.9975		12,707,900	179,690

1.023/3 month USD-LIBOR-BBA/Nov-18	Nov-16/1.023		50,831,400	70,656

JPMorgan Chase Bank N.A.

(1.639)/3 month USD-LIBOR-BBA/Nov-26	Nov-16/1.639		24,317,300	95,324

Total purchased swap options outstanding (cost $1,409,711)				$632,757

SHORT-TERM INVESTMENTS (17.7%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.51%(AFF)		Shares	42,289,449	$42,289,449

U.S. Treasury Bills 0.304%, 12/1/16(SEGSF)			$119,000	118,965

U.S. Treasury Bills 0.294%, 11/25/16(SEG)(SEGCCS)(SEGSF)			3,559,000	3,558,132

U.S. Treasury Bills 0.270%, 11/17/16(SEG)			91,000	90,980

U.S. Treasury Bills 0.280%, 11/10/16(SEGSF)			69,000	68,986

U.S. Treasury Bills 0.270%, 11/3/16(SEGSF)			2,000	2,000

Total short-term investments (cost $46,127,759)				$46,128,512

TOTAL INVESTMENTS

Total investments (cost $472,787,956)(b)				$475,813,103

FUTURES CONTRACTS OUTSTANDING at 9/30/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Long)	119	$20,010,594	Dec-16	$(219,643)
U.S. Treasury Bond 30 yr (Short)	18	3,026,813	Dec-16	32,558
U.S. Treasury Bond Ultra 30 yr (Long)	106	19,490,750	Dec-16	(343,914)
U.S. Treasury Note 2 yr (Long)	27	5,898,656	Dec-16	6,993
U.S. Treasury Note 5 yr (Long)	89	10,814,891	Dec-16	35,979
U.S. Treasury Note 10 yr (Long)	13	1,704,625	Dec-16	3,630
U.S. Treasury Note 10 yr (Short)	13	1,704,625	Dec-16	(3,682)
U.S. Treasury Note Ultra 10 yr (Long)	79	11,388,344	Dec-16	55,843

Total				$(432,236)

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/16 (premiums $2,575,380) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International

2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	$5,283,600	$36,298
Goldman Sachs International

(0.6665)/3 month USD-LIBOR-BBA/Dec-17	Dec-16/0.6665	50,831,400	4,575
2.3975/3 month USD-LIBOR-BBA/Dec-46	Dec-16/2.3975	12,707,900	19,062
1.1665/3 month USD-LIBOR-BBA/Dec-17	Dec-16/1.1665	50,831,400	51,340
(1.15)/3 month USD-LIBOR-BBA/Nov-18	Nov-16/1.15	50,831,400	68,114
1.3875/3 month USD-LIBOR-BBA/Dec-21	Dec-16/1.3875	63,539,300	164,567
(1.385)/3 month USD-LIBOR-BBA/Nov-26	Nov-16/1.385	51,025,200	263,800
JPMorgan Chase Bank N.A.

(0.634)/3 month USD-LIBOR-BBA/Dec-17	Dec-16/0.634	50,831,400	3,558
1.134/3 month USD-LIBOR-BBA/Dec-17	Dec-16/1.134	50,831,400	57,948
(1.3385)/3 month USD-LIBOR-BBA/Nov-26	Nov-16/1.3385	24,317,300	104,564
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	5,404,000	411,677

Total			$1,185,503

TBA SALE COMMITMENTS OUTSTANDING at 9/30/16 (proceeds receivable $106,242,813) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal Home Loan Mortgage Corporation, 3.00%, 10/1/46	$1,000,000	10/13/16	$1,039,297
Federal National Mortgage Association, 6.00%, 10/1/46	2,000,000	10/13/16	2,293,750
Federal National Mortgage Association, 5.50%, 10/1/46	2,000,000	10/13/16	2,254,085
Federal National Mortgage Association, 4.50%, 10/1/46	5,000,000	10/13/16	5,475,781
Federal National Mortgage Association, 4.00%, 11/1/46	2,000,000	11/14/16	2,145,234
Federal National Mortgage Association, 4.00%, 10/1/46	4,000,000	10/13/16	4,295,625
Federal National Mortgage Association, 3.50%, 10/1/46	52,000,000	10/13/16	54,876,250
Federal National Mortgage Association, 3.00%, 10/1/46	17,000,000	10/13/16	17,672,030
Federal National Mortgage Association, 2.50%, 10/1/46	16,000,000	10/13/16	16,150,000

Total			$106,202,052

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/16 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)
	$9,462,800	(E)	$16,904	12/21/21	3 month USD-LIBOR-BBA	1.25%	$35,224

	19,960,300	(E)	(33,473)	12/21/18	1.015%	3 month USD-LIBOR-BBA	(20,978)
	20,471,800	(E)	58,257	12/21/26	1.60%	3 month USD-LIBOR-BBA	(159,727)
	91,500	(E)	70	12/21/46	1.90%	3 month USD-LIBOR-BBA	(2,046)
	14,937,800		(198)	9/27/26	3 month USD-LIBOR-BBA	1.467%	5,855

	Total		$41,560	$(141,672)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/16 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$248,071	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(1,814)
383,374	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(2,104)
Barclays Bank PLC
505,829	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(59)
116,606	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	157
270,030	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	35
970,126	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,307
47,299	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	48
119,935	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	261
313,325	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(36)
861,295	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(300)
481,291	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	485
154,593	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	736
382,129	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(2,895)
185,869	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(1,408)
3,044,766	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,518)
1,873,320	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,663
12,600,013	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	33,324
13,408,281	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,955)
Citibank, N.A.
997,995	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,639
1,746,880	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,620
Credit Suisse International
571,273	—	1/12/39	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	1,558
792,130	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	3,770
3,978,969	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(18,935)
463,432	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,389)
1,697,115	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(13,201)
34,634	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	262
372,712	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,899)
370,527	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(3,326)
1,036,860	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	7,583
Goldman Sachs International
600,996	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	606
463,646	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	467
1,572,218	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	206
582,363	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	587
187,314	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(1,028)
860,274	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(254)
323,183	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(95)
19,973	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(146)
365,494	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,215)
72,909	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	10
662,769	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	87
463,844	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(137)
1,178,515	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(348)
556,613	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(164)
43,691	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(13)
116,542	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(34)
310,234	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	313
658,673	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	664
1,095,185	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	143
1,117,889	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	5,320
370,102	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,879)
400,023	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	3,030
936,172	—	1/12/44	(3.00%) 1 month USD-LIBOR	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	5,729
365,494	(857)	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,359
JPMorgan Chase Bank N.A.
305,384	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,233)
1,117,889	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	5,320
JPMorgan Securities LLC
728,023	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(5,664)
133,341	(250)	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	760

Total	$(1,107)	$11,000

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$3,281	$48,000	5/11/63	300 bp	$(1,005)
	CMBX NA BBB- Index	BBB-/P	6,388	106,000	5/11/63	300 bp	(3,078)
	CMBX NA BBB- Index	BBB-/P	13,088	212,000	5/11/63	300 bp	(5,844)
	CMBX NA BBB- Index	BBB-/P	12,483	219,000	5/11/63	300 bp	(7,074)
	Credit Suisse International
	CMBX NA BB Index	—	(43,085)	307,000	1/17/47	(500 bp)	8,635
	CMBX NA A Index	A/P	27,862	757,000	1/17/47	200 bp	(10,492)
	CMBX NA BB Index	—	(34,648)	1,963,000	5/11/63	(500 bp)	309,205
	CMBX NA BB Index	—	(21,119)	129,000	1/17/47	(500 bp)	631
	CMBX NA BB Index	—	(893)	92,000	1/17/47	(500 bp)	14,606
	CMBX NA BBB- Index	BBB-/P	111,655	2,276,000	5/11/63	300 bp	(91,592)
	CMBX NA BBB- Index	BBB-/P	404,610	5,474,000	1/17/47	300 bp	(49,732)
	Goldman Sachs International
	CMBX NA BB Index	—	(78,463)	767,000	5/11/63	(500 bp)	55,889
	CMBX NA BB Index	—	(23,304)	154,000	1/17/47	(500 bp)	2,639
	CMBX NA BBB- Index	BBB-/P	5,425	104,000	5/11/63	300 bp	(3,862)
	CMBX NA BBB- Index	BBB-/P	5,208	105,000	5/11/63	300 bp	(4,168)
	CMBX NA BBB- Index	BBB-/P	5,119	105,000	5/11/63	300 bp	(4,258)
	CMBX NA BBB- Index	BBB-/P	25,932	536,000	5/11/63	300 bp	(21,933)
	CMBX NA BBB- Index	BBB-/P	30,009	406,000	1/17/47	300 bp	(3,689)
	CMBX NA BBB- Index	BBB-/P	31,365	450,000	1/17/47	300 bp	(5,985)
	CMBX NA BBB- Index	BBB-/P	91,834	1,166,000	1/17/47	300 bp	(4,944)
	JPMorgan Securities LLC
	CMBX NA A Index	A/P	22,935	523,000	1/17/47	200 bp	(3,564)
	CMBX NA BBB- Index	BBB-/P	6,307	114,000	1/17/47	300 bp	(3,155)
	CMBX NA BBB- Index	BBB-/P	12,025	228,000	1/17/47	300 bp	(6,899)
	CMBX NA BBB- Index	BBB-/P	6,065	232,000	1/17/47	300 bp	(13,191)
	CMBX NA BBB- Index	BBB-/P	23,913	243,000	1/17/47	300 bp	3,744
	CMBX NA BBB- Index	BBB-/P	52,489	397,000	1/17/47	300 bp	19,538
	CMBX NA BBB- Index	BBB-/P	69,751	577,000	1/17/47	300 bp	21,860

	Total		$766,232	$192,282

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2016. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through September 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $261,230,182.
(b)	The aggregate identified cost on a tax basis is $480,942,931, resulting in gross unrealized appreciation and depreciation of $5,472,298 and $10,602,126, respectively, or net unrealized depreciation of $5,129,828.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,108,000, or 0.4% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$18,920,214	$91,790,680	$68,421,445	$110,158	$42,289,449
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $192,489,097 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source.The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, to hedge market risk, and to gain exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,148,693 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,298,442, and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,108,000	$—
Corporate bonds and notes	—	66,632,172	202,000
Mortgage-backed securities	—	121,144,696	—
Municipal bonds and notes	—	1,296,108	—
Purchased swap options outstanding	—	632,757	—
U.S. government and agency mortgage obligations	—	238,532,074	—
U.S. treasury obligations	—	136,784	—
Short-term investments	42,289,449	3,839,063	—

Totals by level	$42,289,449	$433,321,654	$202,000

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(432,236)	$—	$—
Written swap options outstanding	—	(1,185,503)	—
TBA sale commitments	—	(106,202,052)	—
Interest rate swap contracts	—	(183,232)	—
Total return swap contracts	—	12,107	—
Credit default contracts	—	(573,950)	—

Totals by level	$(432,236)	$(108,132,630)	$—

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of 12/31/15	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation) #	Cost of purchases	Proceeds from sales	Total transfers into Level 3 †	Total transfers out of Level 3 †	Balance as of 9/30/16
Asset-backed securities	$14,238,000	$—	$—	$—	$—	$(14,238,000)	$—	$—	$—
Corporate bonds and notes	$209,000	(10,581)	—	3,581	—	—	—	—	$202,000
Mortgage-backed securities	$4,929,611	(407,674)	—	(138,586)	18,306	—	—	(4,401,657)	$—
Totals	$19,376,611	$(418,255)	$—	$(135,005)	$18,306	$(14,238,000)	$—	$(4,401,657)	$202,000

† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $3,581 related to Level 3 securities still held at period end.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$593,117	$1,167,067
Interest rate contracts	891,784	2,047,891

Total	$1,484,901	$3,214,958

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)		$345,100,000
Written swap option contracts (contract amount)		$510,500,000
Futures contracts (number of contracts)		500
Centrally cleared interest rate swap contracts (notional)		$322,000,000
OTC total return swap contracts (notional)		$72,300,000
OTC credit default contracts (notional)		$17,300,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$-	$-	$1,168,969	$-	$-	$-	$-	$-	$-	$1,168,969
	OTC Total return swap contracts*#	—	41,016	—	7,259	13,173	19,378	5,320	1,010	—	87,156
	OTC Credit default contracts*#	—	—	—	—	432,822	160,295	—	—	—	593,117
	Futures contracts§	—	—	—	—	—	—	—	—	7,899	7,899
	Purchased swap options#	—	—	—	—	9,510	527,923	95,324	—	—	632,757

	Total Assets	$—	$41,016	$1,168,969	$7,259	$455,505	$707,596	$100,644	$1,010	$7,899	$2,489,898

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	1,145,251	—	—		—	—	—	1,145,251
	OTC Total return swap contracts*#	3,918	14,171	—	—	41,750	7,313	2,233	5,664	—	75,049
	OTC Credit default contracts*#	52,241	—	—	—	695,943	243,731	—	175,152	—	1,167,067
	Futures contracts§	—	—	—	—	—	—	—	—	460,422	460,422
	Written swap options#	—	—	—	—	36,298	571,458	577,747	—	—	1,185,503

	Total Liabilities	$56,159	$14,171	$1,145,251	$—	$773,991	$822,502	$579,980	$180,816	$460,422	$4,033,292

	Total Financial and Derivative Net Assets	$(56,159)	$26,845	$23,718	$7,259	$(318,486)	$(114,906)	$(479,336)	$(179,806)	$(452,523)	$(1,543,394)
	Total collateral received (pledged)##†	$(20,994)	$—	$—	$—	$(318,486)	$(114,906)	$(479,336)	$(179,806)	$—
	Net amount	$(35,165)	$26,845	$23,718	$7,259	$—	$—	$—	$—	$(452,523)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2016